INCOME TAX EXPENSES (Schedule of Balances of Deferred Tax Asset (Liability)) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Balance of deferred tax asset (liability) in respect of
As at January 1	₪ 41		₪ 49		₪ 10
Charged to the income statement	13		(3)		40
Charged to other comprehensive income	1		2		(1)
Effect of change in corporate tax rate			(7)
As at December 31	55		41		49
Allowance for doubtful accounts [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	45		45		44
Charged to the income statement		[1]	6		1
Effect of change in corporate tax rate			(6)
As at December 31	45		45		45
Provisions for employee rights [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	14		14		19
Charged to the income statement		[1]		[1]	(4)
Charged to other comprehensive income	1		2		(1)
Effect of change in corporate tax rate			(2)
As at December 31	15		14		14
Depreciable fixed assets and software [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	(35)		(53)		(70)
Charged to the income statement	8		13		17
Effect of change in corporate tax rate			5
As at December 31	(27)		(35)		(53)
Intangibles, deferred expenses and carry forward losses [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	9		22		7
Charged to the income statement	7		(8)		15
Effect of change in corporate tax rate			(5)
As at December 31	16		9		22
Options granted to employees [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	6		3		1
Charged to the income statement		[1]	4		2
Effect of change in corporate tax rate			(1)
As at December 31	6		6		3
Other [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1	2		18		9
Charged to the income statement	(2)		(18)		9
Effect of change in corporate tax rate			2
As at December 31		[1]	₪ 2		₪ 18

[1]	Representing an amount of less than NIS 1 million.